Debt and other liabilities - Schedule of the senior secured convertible note and secured convertible loans (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule Of The Senior Secured Convertible Note And Secured Convertible Loans [Line Items]
Amortization of debt discount	$ 1.6